Subsequent Events (Detail) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended
	Jun. 22, 2017 USD ($) $ / shares shares	Aug. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Mar. 15, 2017 shares	Mar. 01, 2017 USD ($)	Jan. 03, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Spin-offs into new companies							2
Long-term debt, gross			$ 6,718					$ 6,706	$ 5,972
Shares repurchased, price per share | $ / shares			$ 57.67
Number of shares repurchased, value			$ 70	$ 0
Common Stock [member]
Subsequent Event [Line Items]
Number of shares repurchased | shares			1,000,000
HNA Tourism Group Co.,Ltd. purchase of Hilton common stock from Blackstone Group and Affiliates [Member]
Subsequent Event [Line Items]
Hilton common stock acquired | shares					82,500,000
Common stock ownership percentage					25.00%
The Blackstone Group And Affiliates [member]
Subsequent Event [Line Items]
Common stock ownership percentage			15.20%					40.30%
The Blackstone Group And Affiliates [member] | Subsequent event [member] | Common Stock [member]
Subsequent Event [Line Items]
Number of shares sold | shares	15,000,000
Number of shares repurchased | shares	1,500,000
Shares repurchased, price per share | $ / shares	$ 65.82
Number of shares repurchased, value	$ 99
Common stock ownership percentage after transaction	10.30%
Presale to HNA Tourism Group Co.Ltd. [Member] | The Blackstone Group And Affiliates [member]
Subsequent Event [Line Items]
Common stock ownership percentage					40.00%
Post sale to HNA Tourism Group Co., Ltd. [member] | The Blackstone Group And Affiliates [member]
Subsequent Event [Line Items]
Common stock ownership percentage					15.00%
Senior notes due 2025 [member] | Senior notes [member]
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt			$ 900
Debt instrument, interest rate, stated percentage			4.625%
Long-term debt, gross			$ 900					$ 0
Senior notes due 2027 [member] | Senior notes [member]
Subsequent Event [Line Items]
Proceeds from issuance of long-term debt			$ 600
Debt instrument, interest rate, stated percentage			4.875%
Long-term debt, gross			$ 600					$ 0
Senior notes due 2021 [member] | Senior notes [member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage								5.625%
Long-term debt, amount redeemed			1,500
Long-term debt, gross			$ 0					$ 1,500	1,500
Senior secured term loan facility due 2020 [member] | Secured debt [member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage								3.50%
Long-term debt, gross						$ 750		$ 750	4,225
Senior secured term loan facility due 2023 [member] | Secured debt [member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage			2.98%					3.26%
Long-term debt, gross		$ 3,225	$ 3,959			$ 3,209		$ 3,209	$ 0
Basis spread on variable rate debt		2.50%	2.00%